Prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	R$ 4,240,107	R$ 3,982,750
Current	789,609	251,973
Non-current	3,450,498	3,730,777
Commissions and premiums paid in advance
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	3,863,986	3,737,354
Marketing expenses
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	16,893	28,147
Services paid in advance
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	48,775	41,990
Other expenses paid in advance
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	R$ 310,453	R$ 175,259